As filed with the Securities and Exchange Commission on December 6, 2010

Registration No. 333-61366
811-10385

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _______________        ☐

Post-Effective Amendment No. 64 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

Amendment No. 68 ☒

(Check appropriate box or boxes)

Pacific Life Funds

(Exact Name of Registrant as Specified in Charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (949) 219-6767

Robin S. Yonis
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)

Copies to:

Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103-3702

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 30, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 64 to the Registration Statement for Pacific Life Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 63, which was filed pursuant to Rule 485(a)(2) on September 22, 2010 for the purpose of adding a new fund. PEA No. 63 was scheduled to become effective on December 6, 2010. Accordingly, the contents of PEA No. 63 consisting of Part A (the Pacific Life Funds PL Income Fund Prospectus), Part B (the Pacific Life Funds PL Income Fund Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 64 is intended to become effective on December 30, 2010.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and in the State of California on the 6th day of December, 2010.

PACIFIC LIFE FUNDS
By: /s/ Robin S. Yonis
Robin S. Yonis, Vice President

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 64 to the Registration Statement of Pacific Life Funds has been signed below by the following persons in the capacities and on the dates indicated.

	Chairman of the Board and Trustee	December 6, 2010
James T. Morris*
	Chief Executive Officer	December 6, 2010
Mary Ann Brown*
	Vice President and Treasurer	December 6, 2010
Brian D. Klemens*	(Principal Financial and Accounting Officer)

	President	December 6, 2010
Mark W. Holmlund*
	Trustee	December 6, 2010
Frederick L. Blackmon*
	Trustee	December 6, 2010
Lucie H. Moore*
	Trustee	December 6, 2010
Gale K. Caruso*
	Trustee	December 6, 2010
Nooruddin S. Veerjee*
	Trustee	December 6, 2010
G. Thomas Willis*

*By: /s/ Robin S. Yonis Robin S. Yonis		December 6, 2010

as attorney-in-fact pursuant to power of attorney filed herewith

Pacific Life Funds
Power of Attorney
The undersigned trustees and officers of Pacific Life Funds (the “Trust”) hereby appoint Robin S. Yonis, Sharon A. Cheever, Jeffrey S. Puretz, Douglas P. Dick, Anthony Zacharski, Laurene E. MacElwee, Howard T. Hirakawa, and Carleton J. Muench each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.
The undersigned trustees and officers of Pacific Life Funds hereby execute this Power of Attorney effective the 12th day of January, 2010.

NAME	TITLE

/s/ James T. Morris

James T. Morris	Chairman and Trustee

/s/ Mary Ann Brown

Mary Ann Brown	Chief Executive Officer

/s/ Mark W. Holmlund

Mark W. Holmlund	President

/s/ Brian D. Klemens

Brian D. Klemens	Vice President and Treasurer

/s/ Frederick L. Blackmon

Frederick L. Blackmon	Trustee

/s/ Lucie H. Moore

Lucie H. Moore	Trustee

/s/ G. Thomas Willis

G. Thomas Willis	Trustee

/s/ Nooruddin S. Veerjee

Nooruddin S. Veerjee	Trustee

/s/ Gale K. Caruso

Gale K. Caruso	Trustee